CONVERTIBLE BONDS PAYABLE	12 Months Ended
Dec. 31, 2025
CONVERTIBLE BONDS PAYABLE
CONVERTIBLE BONDS PAYABLE

12   CONVERTIBLE BONDS PAYABLE

The convertible notes payable consisted of following:

	As of December 31,
	2024	2025

Convertible Bonds due 2025	575	—
Convertible Bonds due 2029	4,444,327	4,351,222
Convertible Bonds due 2030	4,132,256	4,051,625
Convertible Bonds due 2032	—	3,741,524

Total	8,577,158	12,144,371
Including:
- Current	575	—
- Non-current	8,576,583	12,144,371

The interest expenses related to the convertible notes are as follows:

	Years ended December 31,
	2023	2024	2025

Contractual interest	202,776	196,665	249,313
Amortization of issuance cost	20,015	16,342	36,623

Total interest expenses	222,791	213,007	285,936

Convertible Notes due June 1, 2025 issued by the Company (“Convertible Bonds due 2025”)

On June 5, 2018, the Company completed its issuance of Convertible Bonds due 2025 in an aggregate principal amount of US$300 million. The related issuance costs of US$8,948 thousand were deducted from principal of the Convertible Bonds due 2025 and amortized over the period from issuance to the first put date (i.e. June 1, 2023) using the effective interest method.

The key terms of the Convertible Bonds due 2025 are summarized as follows:

Maturity Date

●	June 1, 2025

Interest

●	2.0% per annum, accruing from June 5, 2018 (computed on the basis of a 360-day year composed of twelve 30-day months), payable semiannually in arrears on June 1 and December 1 of each year

Repurchase of Notes

●	Holders will have the right to require the Company to repurchase for cash all of their notes, or any portion of the principal thereof that is equal to US$1 thousand or an integral multiple of US$1 thousand, on June 1, 2023 or if a fundamental change occurs at any time.

Tax redemption

●	The Company may redeem, at its option, all but not part of the Convertible Bonds due 2025 if it becomes obligated to pay to the holder of any note ‘‘additional amounts’’ (which are more than a de minimis amount) as a result of any change in tax law at the price equal to 100% of the principal amount together with accrued and unpaid interest. Upon receiving notice of redemption, each holder will have the right to elect to: convert its notes; or not have its notes redeemed and GDS Holdings will not pay any additional amounts as a result of such change in tax law.

Conversion rights

●	Holders may convert their notes at their option at any time prior to the close of business on the third scheduled trading day immediately preceding the maturity date.
●	The conversion rate is initially 19.3865 American Depositary Shares (“ADSs”) of the Company per US$1 thousand principal amount of notes (equivalent to an initial conversion price of approximately US$51.58 per ADS), and subject to changes under certain anti-dilution conditions.

The Company determined that the embedded conversion option of the Convertible Bonds due 2025 was not required to be accounted for as an embedded derivative pursuant to ASC 815 Derivatives and Hedging, because it is both indexed to the Company’s own stock and classified in shareholders’ equity. The Company also determined there was no other embedded derivative to be separated from the Convertible Bonds due 2025.

In the year ended December 31, 2020, Convertible Bonds due 2025 with principal amount of US$10 thousand were converted into ordinary shares as the holders exercised their conversion option. The Company recorded additional paid-in capital of RMB65 upon conversion.

On June 1, 2023, certain holders exercised their right to request the Company to redeem Convertible Bonds due 2025 with principal amount of US$299,910 thousand.

As of December 31, 2024, the outstanding principal amount of Convertible Bonds due 2025 was US$80 thousand. On June 1, 2025, the outstanding amount was fully repaid.

Convertible Notes due March 8, 2029 issued by the Company (“Convertible Bonds due 2029”)

On March 8, 2022, the Company completed its issuance of Convertible Bonds due 2029 in an aggregate principal amount of US$620 million. The related issuance costs of US$3,950 thousand were deducted from principal of the Convertible Bonds due 2029 and amortized over the period from issuance to the first put date (i.e. March 8, 2027) using the effective interest method.

The key terms of the Convertible Bonds due 2029 are summarized as follows:

Maturity Date

●	March 8, 2029

Interest

●	0.25% per annum, computed on the basis of a 360-day year composed of twelve 30-day months, payable semiannually in arrears on March 8 and September 8 of each year

Repurchase of Notes

●	Holders will have the right to require the Company to repurchase for cash all of their notes, or any portion of the principal thereof that is in denominations of US$200 thousand and integral multiples of US$1 thousand in excess thereof, on March 8, 2027 or if a fundamental change occurs at any time.

Tax redemption

●	The Company may redeem, at its option, all but not part of the Convertible Bonds due 2029 if it becomes obligated to pay to the holder of any note ‘‘additional amounts’’ (which are more than a de minimis amount) as a result of any change in tax law at the price equal to 100% of the principal amount together with accrued and unpaid interest. Upon receiving notice of redemption, each holder will have the right to elect to: convert its notes; or not have its notes redeemed and GDS Holdings will not pay any additional amounts as a result of such change in tax law.

Conversion rights

●	Holders may convert their notes at their option at any time prior to the close of business on the third scheduled trading day (or the fifth scheduled trading day, if the converting Holder elects to receive Ordinary Shares in lieu of any ADSs) immediately preceding the maturity date.
●	The conversion rate is initially 20 ADSs of the Company per US$1 thousand principal amount of notes (equivalent to an initial conversion price of US$50 per ADS), and subject to changes under certain anti-dilution conditions.

Forced conversion

●	If (1) the Daily VWAP per ADS (or, if the ADSs are no longer traded on The NASDAQ Global Market, of the Ordinary Shares) exceeds 150% of the Conversion Price (the “Agreed Threshold”) on any twenty trading days (whether or not consecutive) during any thirty consecutive trading day period beginning on or after the 5th anniversary of March 8, 2022 (such thirty 30 consecutive trading day period being the “Forced Conversion Qualification Period”), (2) the Daily VWAP per ADS (or, if the ADSs are no longer traded on The NASDAQ Global Market, of the Ordinary Shares) for each of the last five consecutive trading days during the Forced Conversion Qualification Period is not lower than the Agreed Threshold and (3) the aggregate average daily dollar trading volume (as reported on Bloomberg) of (x) the ADSs on The NASDAQ Global Market and (y) the Ordinary Shares on the Hong Kong Stock Exchange during such Forced Conversion Qualification Period is at least US$70.0 million, then, the Company shall have the right (but not the obligation) to force the conversion of all (and not some only) of the outstanding principal amount held by such Holders into the Company’s shares at the then applicable Conversion Rate.

The Company determined that the embedded conversion option of the Convertible Bonds due 2029 was not required to be accounted for as an embedded derivative pursuant to ASC 815, Derivatives and Hedging, because it is both indexed to the Company’s own stock and classified in shareholders’ equity. The Company also determined there was no other embedded derivative to be separated from the Convertible Bonds due 2029.

Convertible Notes due January 31, 2030 issued by the Company (“Convertible Bonds due 2030”)

On January 20, 2023, the Company completed its issuance of Convertible Bonds due 2030 in an aggregate principal amount of US$580 million. The related issuance costs of US$7,934 thousand were deducted from principal of the Convertible Bonds due 2030 and amortized over the period from issuance to the first put date (i.e. January 31, 2028) using the effective interest method.

The key terms of the Convertible Bonds due 2030 are summarized as follows:

Maturity Date

●	January 31, 2030

Interest

●	4.50% per annum, computed on the basis of a 360-day year composed of twelve 30-day months, payable semiannually in arrears on January 31 and July 31 of each year

Repurchase of Notes

●	Holders will have the right to require the Company to repurchase for cash all of their notes, or any portion of the principal thereof that is in denominations of US$200 thousand and integral multiples of US$1 thousand in excess thereof, on January 31, 2028 or if a fundamental change occurs at any time.

Tax redemption

●	The Company may redeem, at its option, all but not part of the Convertible Bonds due 2030 if it becomes obligated to pay to the holder of any note ‘‘additional amounts’’ (which are more than a de minimis amount) as a result of any change in tax law at the price equal to 100% of the principal amount together with accrued and unpaid interest. Upon receiving notice of redemption, each holder will have the right to elect to: convert its notes; or not have its notes redeemed and GDS Holdings will not pay any additional amounts as a result of such change in tax law.

Conversion rights

●	Holders may convert their notes at their option at any time prior to the close of business on the third scheduled trading day (or the fifth scheduled trading day, if the converting Holder elects to receive Ordinary Shares in lieu of any ADSs) immediately preceding the maturity date.
●	The conversion rate is initially 40.8163 ADSs of the Company per US$1 thousand principal amount of notes (equivalent to an initial conversion price of US$24.50 per ADS), and subject to changes under certain anti-dilution conditions.

Forced conversion

●	If (1) the Daily VWAP per ADS (or, if the ADSs are no longer traded on The NASDAQ Global Market, of the Ordinary Shares) exceeds 200% of the Conversion Price (the “Agreed Threshold”) on any twenty trading days (whether or not consecutive) during any thirty consecutive trading day period beginning on or after the 3rd anniversary of January 11, 2023 (such thirty 30 consecutive trading day period being the “Forced Conversion Qualification Period”), (2) the Daily VWAP per ADS (or, if the ADSs are no longer traded on The NASDAQ Global Market, of the Ordinary Shares) for each of the last five consecutive trading days during the Forced Conversion Qualification Period is not lower than the Agreed Threshold and (3) the aggregate average daily dollar trading volume (as reported on Bloomberg) of (x) the ADSs on The NASDAQ Global Market and (y) the Ordinary Shares on the Hong Kong Stock Exchange during such Forced Conversion Qualification Period is at least US$30.0 million, then, the Company shall have the right (but not the obligation) to force the conversion of any outstanding notes into the Company’s shares at the then applicable Conversion Rate.

The Company determined that the embedded conversion option of the Convertible Bonds due 2030 was not required to be accounted for as an embedded derivative pursuant to ASC 815, Derivatives and Hedging, because it is both indexed to the Company’s own stock and classified in shareholders’ equity. The Company also determined there was no other embedded derivative to be separated from the Convertible Bonds due 2030.

Convertible Notes due June 1, 2032 issued by the Company (“Convertible Bonds due 2032”)

On May 30, 2025, the Company completed its issuance of Convertible Bonds due 2032 in an aggregate principal amount of US$550 million. The total related issuance costs of US$20,452 thousand, including the fair value of share-lending arrangement (Note 12), were deducted from principal of the Convertible Bonds due 2032 and amortized over the period from issuance to the first put date (i.e. June 1, 2029) using the effective interest method.

The key terms of the Convertible Bonds due 2032 are summarized as follows:

Maturity Date

●	June 1, 2032

Interest

●	2.25% per annum, computed on the basis of a 360-day year composed of twelve 30-day months, payable semiannually in arrears on June 1 and December 1 of each year

Repurchase of Notes

●	Holders will have the right to require the Company to repurchase for cash all of their notes, or any portion of the principal thereof that is in denominations of US$1 thousand and integral multiples of US$1 thousand in excess thereof, on June 1, 2029 or if a fundamental change occurs at any time.

Tax redemption

●	The Company may redeem, at its option, all but not part of the Convertible Bonds due 2032 if it becomes obligated to pay to the holder of any note ‘‘additional amounts’’ (which are more than a de minimis amount) as a result of any change in tax law at the price equal to 100% of the principal amount together with accrued and unpaid interest. Upon receiving notice of redemption, each holder will have the right to elect to: convert its notes; or not have its notes redeemed and GDS Holdings will not pay any additional amounts as a result of such change in tax law.

Cleanup redemption

●	The Company may redeem for cash all but not part of the Convertible Bonds due 2032 at its option at any time if less than 10% of the aggregate principal amount originally issued remains outstanding at such time, at a redemption price equal to 100% of the principal amount of the principal amount together with accrued and unpaid interest.

Optional redemption by the Company

●	On or after June 6, 2029 and on or prior to the 40th scheduled trading day immediately prior to the maturity date, the Company may redeem for cash all or part of the Convertible Bonds due 2032, at its option, a redemption price equal to 100% of the principal amount of the principal amount together with accrued and unpaid interest, if (x) the notes are “freely tradable”, and all accrued and unpaid additional interest, if any, has been paid in full, as of the date it sends such notice and (y) the last reported sale price of its ADSs has been at least 130% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on, and including, the trading day immediately prior to the date it provides notice of redemption and (ii) the trading day immediately preceding the date it sends such notice.

Conversion rights

●	Prior to the close of business on the business day immediately preceding December 1, 2031, the Convertible Bonds due 2032 will be convertible only upon satisfaction of one or more of the following conditions:
(i)

Conversion upon satisfaction of sale price condition: A holder may surrender all or any portion of its notes for conversion at any time during any calendar quarter commencing after the calendar quarter ending on September 30, 2025 (and only during such calendar quarter), if the last reported sale price of the ADSs for at least 20 trading days (whether or not consecutive) during the period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;

(ii)

Conversion upon satisfaction of trading price condition: A holder of notes may surrender all or any portion of its notes for conversion at any time during the five business day period after any ten consecutive trading day period (the “measurement period”) in which the “trading price” per US$1 thousand principal amount of notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day;

(iii)

Conversion upon notice of redemption: If the Company calls any or all of the notes for redemption under “Tax redemption”, “Cleanup redemption” or “Optional redemption by the Company”, holders may convert any or all of their notes so called for redemption at any time prior to the close of business on the second scheduled trading day immediately preceding the tax redemption date, cleanup redemption date or the optional redemption date (as the case may be);

(iv)

Conversion upon specified corporate events: the Convertible Bonds due 2032 are convertible upon certain distributions and certain corporate events (including “fundamental change”, “make-whole fundamental change” and when the Company is a party to a consolidation, merger, binding share exchange, or transfer or lease of all or substantially all of the Company’s assets pursuant to which the ADSs would be converted into cash, securities or other assets).

●	On or after December 1, 2031 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert all or any portion of their notes at the conversion rate in effect at any time.
●	The conversion rate is initially 30.2343 ADSs per US$1 thousand principal amount of notes (equivalent to an initial conversion price of approximately US$33.08 per ADS), and subject to changes under certain anti-dilution conditions.
●	Upon conversion, the Company may choose to pay or deliver, as the case may be, either cash (“cash settlement”), ADSs (“physical settlement”) or a combination of cash and ADSs (“combination settlement”). If the Company does not timely elect a settlement method, the Company will no longer have the right to elect cash settlement or combination settlement and will be deemed to have elected physical settlement in respect of its conversion obligation (such settlement method shall be the “default settlement method” initially elected by the Company). The Company may, prior to the 55th scheduled trading day before the maturity date, at its option, change the default settlement method.
●	If the Company elects (or is deemed to have elected) physical settlement, it will deliver to the converting holder in respect of each US$1 thousand principal amount of notes being converted a number of ADSs equal to the conversion rate in effect on the conversion date for such conversion, subject to holders’ election to receive ordinary shares in lieu of such ADSs; if the Company elects (or is deemed to have elected) cash settlement, it will pay to the converting holder in respect of each US$1 thousand principal amount of notes being converted cash in an amount equal to the sum of the daily conversion values for each of the 40 consecutive trading days during the related observation period; and if the Company elects (or is deemed to have elected) combination settlement, it will pay or deliver, as the case may be, to the converting holder in respect of each US$1 thousand principal amount of notes being converted a “settlement amount” equal to the sum of the daily settlement amounts for each of the 40 consecutive trading days during the related observation period. The “daily settlement amount,” for each of the 40 consecutive trading days during the observation period, shall consist of: cash equal to the lesser of (i) the maximum cash amount per US$1,000 principal amount of notes to be received upon conversion as specified in the notice specifying the chosen settlement method (the “specified dollar amount”), if any, divided by 40 (such quotient, the “daily measurement value”) and (ii) the daily conversion value; and if the daily conversion value exceeds the daily measurement value, a number of ADSs equal to (i) the difference between the daily conversion value and the daily measurement value, divided by (ii) the daily VWAP for such trading day. The “daily conversion value” means, for each of the 40 consecutive trading days during the observation period, 2.5% of the product of (1) the conversion rate on such trading day and (2) the daily VWAP for such trading day.

The Company determined that the embedded conversion option of the Convertible Bonds due 2032 was not required to be accounted for as an embedded derivative pursuant to ASC 815, Derivatives and Hedging, because it is both indexed to the Company’s own stock and classified in shareholders’ equity. The Company also determined there was no other embedded derivative to be separated from the Convertible Bonds due 2032.

The effective interest rate of the Convertible Bonds due 2025, after considering the related issuance cost, was 2.03% as of December 31, 2024. The effective interest rate of the Convertible Bonds due 2029, after considering the related issuance cost, was 0.38% as of December 31, 2024 and 2025. The effective interest rate of the Convertible Bonds due 2030, after considering the related issuance cost, was 4.87% as of December 31, 2024 and 2025. The effective interest rate of the Convertible Bonds due 2032, after considering the related issuance cost, was 3.28% as of December 31, 2025.

As of December 31, 2024 and 2025, accrued interests for the convertible bonds of RMB81,668 and RMB87,348, respectively, were recorded in accrued expenses.

Share-lending arrangement in connection with Convertible Bonds due 2032

In contemplation of its issuance of Convertible Bonds due 2032, the Company issued and lent to J.P. Morgan Securities PLC (the “Borrower”) 6,000,000 ADSs (the “Loaned ADSs”) for a processing fee of US$0.0004 per Loaned ADSs, for certain investors who employ a convertible arbitrage strategy to hedge their market risk with respect to Convertible Bonds due 2032.

The arrangement shall terminate upon the earliest of (i) the date on which the Company notifies the Borrower in writing of its intention to terminate at any time after the date on which the entire principal amount of the Convertible Bonds due 2032 ceases to be outstanding, (ii) the date as of which the Borrower has returned all Loaned ADSs to the Company, (iii) the written agreement of the Company and the Borrower to so terminate, (iv) the exercise by either party of its termination rights following specified termination events, and the occurrence of a Delisting (the Company’s ADSs cease to be listed, traded or publicly quoted).

Upon termination, the Borrower shall promptly return to the Company all Loaned ADSs through physical settlement. The Borrower is required to return Loaned ADSs if certain ownership thresholds or applicable share limits are reached. In addition, if the aggregate number of Loaned ADSs exceeds the maximum number of ADSs permitted under the arrangement, the Company may require the Borrower to return the excess Loaned ADSs without payment of additional consideration.

Notwithstanding the foregoing, the arrangement may be settled in cash under certain circumstances. If legal or regulatory restrictions, market illiquidity, Delisting, cancellation of the ADSs or similar conditions give rise to a repurchase obstacle that continues for more than 90 trading days, the Company or the Borrower, as applicable, may require or elect cash settlement based on the replacement cash amount determined based on the purchase price or the arithmetic average of the volume-weighted average prices per ADS in accordance with the terms of the arrangement.

No collateral is required to be posted for the Loaned ADSs. The Borrower is required to remit to the Company any dividends paid to the holders of the Loaned ADSs (net of any fees, costs or tax withholdings and deductions). The Borrower is not entitled to vote on the Loaned ADSs.

In accordance with ASC 815-40 and ASC 470-20, the Company has accounted for the share-lending arrangement as equity, initially measured at fair value and recognized it as an issuance cost associated with Convertible Bonds due 2032. As a result, additional issuance cost of US$5,145 thousand was recorded on the issuance date with a corresponding increase to ordinary shares and additional paid-in-capital. Since the cash settlement feature is based on the fair value of shares to be repurchased, no separate accounting is needed for this feature.

As of December 31, 2025, the unamortized amount of the issuance costs associated with the share-lending arrangement was RMB31,274. As of December 31, 2025, the outstanding number of Loaned ADSs was 6,000,000 ADSs, the fair value of which was RMB1,471,831. In 2025, the Company recognized interest expenses of RMB4,948 associated with the share-lending arrangement, which is included in the amortization of issuance cost of Convertible Bonds due 2032.